Employees' retirement benefits	12 Months Ended
Mar. 31, 2016
Employees' retirement benefits

17. Employees’ retirement benefits:

Lump-sum severance, defined benefit pension plans and defined contribution pension plans —

Employees whose services with DOCOMO are terminated are normally entitled to lump-sum severance and pension benefits based on internal labor regulations. The amounts are determined by a combination of factors such as the employee’s salary eligibility, length of service and other conditions. The pension benefit is covered by the contract-type corporate pension plans, which are the non-contributory defined benefit pension plans and the defined contribution pension plans sponsored by DOCOMO.

During the fiscal year ended March 31, 2014, DOCOMO decided to transition from NTT DOCOMO, INC.’s contract-type corporate pension plan to a defined contribution pension plan effective on and after April 1, 2014. NTT DOCOMO, INC.’s contract-type corporate pension plan continues to remain for the pension benefit earned up to March 31, 2014. Upon a curtailment of this pension plan, NTT DOCOMO, INC. fully amortized its prior service cost and recognized a curtailment gain of ¥5,131 million for the fiscal year ended March 31, 2014.

The following table presents reconciliations and changes in the lump-sum severance and contract-type corporate pension plans’ projected benefit obligations and fair value of plan assets for the fiscal years ended March 31, 2015 and 2016. DOCOMO uses a measurement date of March 31.

	Millions of yen
	2015	2016
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥206,055	¥217,950
Service cost	8,562	9,438
Interest cost	2,821	2,113
Actuarial (gain) loss	9,408	11,536
Transfer of liability from contract-type corporate pension plans of the NTT group	195	(2,828)
Benefit payments	(9,091)	(11,276)

Projected benefit obligation, end of year	¥217,950	¥226,933

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥98,840	¥98,981
Actual return on plan assets	2,529	1,685
Employer contributions	1,248	1,199
Transfer of plan assets from contract-type corporate pension plans of the NTT group	36	(859)
Benefit payments	(3,672)	(3,697)

Fair value of plan assets, end of year	¥98,981	¥97,309

As of March 31:
Funded status	¥(118,969)	¥(129,624)

The amounts recognized in the consolidated balance sheets as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Liability for employees’ retirement benefits	¥(129,189)	¥(134,522)
Asset for employees’ retirement benefits	10,220	4,898

Net amount recognized	¥(118,969)	¥(129,624)

Asset for employees’ retirement benefits is included in “Other assets” in the consolidated balance sheets.

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Actuarial gains (losses), net	¥(33,386)	¥(44,040)
Prior service cost, net	1,068	374
Transition obligation	(452)	(403)

Total	¥(32,770)	¥(44,069)

The accumulated benefit obligation was ¥217,949 million and ¥226,932 million as of March 31, 2015 and 2016, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥216,552	¥225,465
Fair value of plan assets	97,323	95,516
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥216,550	¥225,464
Fair value of plan assets	97,323	95,516

The net periodic pension cost for the fiscal years ended March 31, 2014, 2015 and 2016 comprised the following:

	Millions of yen
	2014	2015	2016
Service cost	¥10,435	¥8,562	¥9,438
Interest cost on projected benefit obligation	3,171	2,821	2,113
Expected return on plan assets	(1,791)	(2,003)	(1,931)
Amortization of prior service cost	(1,635)	(851)	(694)
Curtailment gain	(5,131)	—	—
Amortization of actuarial gains and losses	1,704	834	1,128
Amortization of transition obligation	123	112	49

Net periodic pension cost	¥6,876	¥9,475	¥10,103

Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2014, 2015 and 2016 comprised the following:

	Millions of yen
	2014	2015	2016
Other changes in plan assets and benefit obligations:
Actuarial (gains) losses arising during period, net	¥(17,885)	¥8,882	¥11,782
Amortization of prior service cost	1,635	851	694
Curtailment gain	5,131	—	—
Amortization of actuarial gains and losses	(1,704)	(834)	(1,128)
Amortization of transition obligation	(123)	(112)	(49)

Total recognized in “Accumulated other comprehensive income (loss)”	¥(12,946)	¥8,787	¥11,299

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥(6,070) million, ¥18,262 million and ¥21,402 million for the fiscal years ended March 31, 2014, 2015 and 2016, respectively.

The amount of actuarial losses, transition obligation and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net pension cost during the fiscal year ending March 31, 2017 is ¥1,648 million, ¥48 million and ¥(559) million, respectively.

The assumptions used in determination of the projected benefit obligations as of March 31, 2015 and 2016 were as follows:

	2015	2016
Discount rate	1.0%	0.5%
Long-term rate of salary increases	2.9	2.9

The assumptions used in determination of the net periodic pension cost for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	2014	2015	2016
Discount rate	1.5%	1.4%	1.0%
Long-term rate of salary increases	2.9	2.9	2.9
Expected long-term rate of return on plan assets	2.0	2.0	2.0

In determining the expected long-term rate of return on plan assets, DOCOMO considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2015 and 2016. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 20 “Fair value measurements.”

	Millions of yen
	2015
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥340	¥340	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	22,378	22,036	342	—
Domestic corporate bonds	7,205	—	7,205	—
Foreign government bonds	5,865	5,816	49	—
Foreign corporate bonds	121	28	93	—
Equity securities
Domestic stocks	8,088	8,087	1	—
Foreign stocks	5,635	5,635	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	923	—	923	—
Domestic equity securities	778	—	778	—
Foreign debt securities	580	—	580	—
Foreign equity securities	766	—	766	—
Pooled funds	30,324	—	30,324	—
Life insurance company general accounts	14,386	—	14,386	—
Other	1,592	—	0	1,592

Total	¥98,981	¥41,942	¥55,447	¥1,592

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥2,217	¥2,217	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	34,518	34,321	197	—
Domestic corporate bonds	3,738	—	3,738	—
Foreign government bonds	4,120	3,950	170	—
Foreign corporate bonds	153	59	94	—
Equity securities
Domestic stocks	2,439	2,437	2	—
Foreign stocks	4,124	4,124	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	1,849	—	1,849	—
Domestic equity securities	954	—	954	—
Foreign debt securities	722	—	722	—
Foreign equity securities	643	—	643	—
Pooled funds	26,834	—	26,834	—
Life insurance company general accounts	13,530	—	13,530	—
Other	1,468	—	(1)	1,469

Total	¥97,309	¥47,108	¥48,732	¥1,469

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Pooled funds are measured based on the fair value as reported by the trust operator, and are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other mainly includes fund of hedge funds. Fair value measured by inputs derived from unobservable data is classified as Level 3.

A Level 3 reconciliation is not disclosed since the amounts in Level 3 are immaterial.

The lump-sum severance and the contract-type corporate pension plans’ policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, DOCOMO selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. DOCOMO then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, DOCOMO will review the asset allocation as necessary. The target ratio in March 2016 was: domestic bonds, 55.0%; domestic stocks, 5.0%; foreign bonds, 10.0%; foreign stocks, 10.0%; and life insurance company general accounts, 20.0%.

As of March 31, 2015 and 2016, securities owned by DOCOMO as its plan assets included the stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥231 million (0.2% of total plan assets) and ¥175 million (0.2% of total plan assets), respectively.

The benefit payments, which reflect expected future service, are expected to be as follows:

Year ending March 31,	Millions of yen
2017	¥11,613
2018	11,405
2019	11,140
2020	11,011
2021	13,137
2022-2026	68,611

Defined contribution pension plan

DOCOMO recognized ¥2,060 million and ¥2,059 million of retirement benefit expenses related to DOCOMO’s defined contribution benefit plan in the fiscal years ended March 31, 2015 and 2016, respectively.

Social welfare pension scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)—

DOCOMO participates in the national welfare pension plan (“National Plan”) and a contributory defined benefit pension plan sponsored by the NTT group (NTT Kigyou-Nenkin-Kikin or NTT Corporate Defined Benefit Pension Plan, “NTT CDBP”). The National Plan is a government-regulated social welfare pension plan under the Japanese Employees’ Pension Insurance Act and both NTT group and its employees provide contributions to such plan every year. The National Plan is considered a multi-employer plan and contributions to such plan are recognized as expenses. The total amount of contributions by DOCOMO was ¥15,982 million, ¥16,168 million and ¥16,603 million for the fiscal years ended March 31, 2014, 2015 and 2016, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

Both NTT group, including DOCOMO, and its employees make contributions to the NTT CDBP to supplement the pension benefits to which the employees are entitled under the National Plan. The NTT CDBP is regulated under the Defined-Benefit Corporate Pension Act. The NTT CDBP is considered a defined benefit pension plan. The participation by DOCOMO in the NTT CDBP is accounted for as a single employer plan. The number of DOCOMO’s employees covered by the NTT CDBP as of March 31, 2015 and 2016 represented approximately 10.9% and 11.3% of the total members, respectively.

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the fiscal years ended March 31, 2015 and 2016. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2015 and 2016.

	Millions of yen
	2015	2016
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥116,898	¥131,142
Service cost	3,905	4,743
Interest cost	1,613	1,311
Actuarial (gain) loss	10,630	19,652
Internal adjustment due to transfer of employees within the NTT group	21	(1,136)
Other	(72)	139
Benefit payments	(1,853)	(2,245)

Projected benefit obligation, end of year	¥131,142	¥153,606

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥76,528	¥86,459
Actual return on plan assets	9,309	330
Employer contributions	2,136	2,242
Employee contributions	432	458
Internal adjustment due to transfer of employees within the NTT group	(21)	(859)
Other	(72)	139
Benefit payments	(1,853)	(2,245)

Fair value of plan assets, end of year	¥86,459	¥86,524

As of March 31:
Funded status	¥(44,683)	¥(67,082)

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Actuarial gains (losses), net	¥(20,334)	¥(41,022)
Prior service cost, net	4,448	3,924

Total	¥(15,886)	¥(37,098)

The accumulated benefit obligation for the NTT CDBP regarding DOCOMO employees was ¥100,386 million and ¥115,796 million as of March 31, 2015 and 2016, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥131,142	¥153,606
Fair value of plan assets	86,459	86,524
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥100,219	¥115,562
Fair value of plan assets	86,283	86,274

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the fiscal years ended March 31, 2014, 2015 and 2016 comprised the following:

	Millions of yen
	2014	2015	2016
Service cost	¥4,067	¥3,905	¥4,743
Interest cost on projected benefit obligation	1,690	1,613	1,311
Expected return on plan assets	(1,719)	(1,892)	(2,141)
Amortization of prior service cost	(618)	(525)	(524)
Amortization of actuarial gains and losses	1,288	686	775
Contribution from employees	(406)	(432)	(458)

Net periodic pension cost	¥4,302	¥3,355	¥3,706

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2014, 2015 and 2016 comprised the following:

	Millions of yen
	2014	2015	2016
Other changes in plan assets and benefit obligations:
Prior service cost arising during period	¥(5,235)	¥—	¥—
Actuarial (gains) losses arising during period, net	(3,888)	3,213	21,463
Amortization of prior service cost	618	525	524
Amortization of actuarial gains and losses	(1,288)	(686)	(775)

Total recognized in “Accumulated other comprehensive income (loss)”	¥(9,793)	¥3,052	¥21,212

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥(5,491) million, ¥6,407 million and ¥24,918 million for the fiscal years ended March 31, 2014, 2015 and 2016, respectively.

The amount of actuarial losses and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net periodic pension cost during the fiscal year ending March 31, 2017 is ¥2,409 million and ¥(524) million, respectively.

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2015 and 2016 were as follows:

	2015	2016
Discount rate	1.0%	0.5%
Long-term rate of salary increases	3.4	3.4

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	2014	2015	2016
Discount rate	1.5%	1.4%	1.0%
Long-term rate of salary increases	3.9	3.4	3.4
Expected long-term rate of return on plan assets	2.5	2.5	2.5

In determining the expected long-term rate of return on plan assets, the NTT CDBP considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2015 and 2016. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 20 “Fair value measurements.”

	Millions of yen
	2015
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥664	¥664	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	24,043	23,681	362	—
Domestic corporate bonds	6,771	—	6,771	—
Foreign government bonds	6,108	6,062	46	—
Foreign corporate bonds	88	26	62	—
Equity securities
Domestic stocks	15,955	15,953	2	—
Foreign stocks	9,227	9,227	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,500	—	1,500	—
Domestic equity securities	2,143	—	2,143	—
Foreign debt securities	1,463	—	1,463	—
Foreign equity securities	1,359	—	1,359	—
Pooled funds	6,987	—	6,987	—
Life insurance company general accounts	9,971	—	9,971	—
Other	180	—	0	180

Total	¥86,459	¥55,613	¥30,666	¥180

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥569	¥569	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	25,104	24,611	493	—
Domestic corporate bonds	5,743	—	5,743	—
Foreign government bonds	4,697	4,527	170	—
Foreign corporate bonds	28	8	20	—
Equity securities
Domestic stocks	8,692	8,687	5	—
Foreign stocks	7,073	7,073	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	8,007	—	8,007	—
Domestic equity securities	5,784	—	5,784	—
Foreign debt securities	2,436	—	2,436	—
Foreign equity securities	1,498	—	1,498	—
Pooled funds	6,468	—	6,468	—
Life insurance company general accounts	10,294	—	10,294	—
Other	131	—	0	131

Total	¥86,524	¥45,475	¥40,918	¥131

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Pooled funds are measured based on the fair value as reported by the trust operator, and are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other includes loans to employees and lease receivables. Fair value measured by inputs derived from unobservable data is classified as Level 3.

A Level 3 reconciliation is not disclosed since the amounts in Level 3 are immaterial.

The NTT CDBP’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, the NTT CDBP selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. The NTT CDBP then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, the NTT CDBP will review the asset allocation as necessary. The weighted average target ratio in March 2016 was: domestic bonds, 48.6%; domestic stocks, 14.9%; foreign bonds, 10.0%; foreign stocks, 14.4%; and life insurance company general accounts, 12.1%.

As of March 31, 2015 and 2016, domestic stock owned by the NTT CDBP as its plan assets included common stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥4,453 million (0.4% of total plan assets) and ¥5,401 million (0.5% of total plan assets), respectively.

DOCOMO expects to contribute ¥2,303 million to the NTT CDBP in the fiscal year ending March 31, 2017.

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2017	¥2,009
2018	2,112
2019	2,225
2020	2,253
2021	2,336
2022-2026	12,166